UNITED STATES
	                  SECURITIES AND EXCHANGE COMMISSION
        	              Washington, D.C.  20549


	                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   May 10, 2010


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   68

Form 13F Information Table Value Total:   $26289
List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      529     6335 SH       SOLE                     6335
A.J. Gallagher                 COM              363576109      369    15040 SH       SOLE                    15040
AT&T                           COM              00206R102      395    15275 SH       SOLE                    15275
Abbott Laboratories            COM              002824100      350     6650 SH       SOLE                     6650
Airgas Inc.                    COM              009363102      486     7640 SH       SOLE                     7640
Alexander & Baldwin            COM              014482103      314     9510 SH       SOLE                     9510
American Express               COM              025816109      228     5525 SH       SOLE                     5525
Amgen Inc.                     COM              031162100      305     5090 SH       SOLE                     5090
Auto. Data Processing          COM              053015103      200     4500 SH       SOLE                     4500
Avon Products Inc.             COM              054303102      327     9655 SH       SOLE                     9655
BHP Billiton Ltd.              COM              088606108      379     4715 SH       SOLE                     4715
Becton, Dickinson              COM              075887109      215     2725 SH       SOLE                     2725
Bristol-Myers-Squibb           COM              110122108      204     7655 SH       SOLE                     7655
Brown-Forman Cl. B             COM              115637209      224     3768 SH       SOLE                     3768
CB Richard Ellis Group         COM              12497T101      370    23320 SH       SOLE                    23320
CSX Corp.                      COM              126408103      369     7240 SH       SOLE                     7240
CVS Caremark Corp.             COM              126650100      353     9662 SH       SOLE                     9662
Caterpillar                    COM              149123101      401     6380 SH       SOLE                     6380
Chevron Corp.                  COM              166764100      214     2820 SH       SOLE                     2820
Cisco Systems Inc.             COM              17275R102      394    15140 SH       SOLE                    15140
Clorox Co.                     COM              189054109      374     5825 SH       SOLE                     5825
ConocoPhillips                 COM              20825C104      386     7546 SH       SOLE                     7546
Diageo PLC                     COM              25243Q205      311     4605 SH       SOLE                     4605
Disney Walt Co.                COM              254687106      361    10330 SH       SOLE                    10330
DuPont (E.I.)                  COM              263534109      707    18992 SH       SOLE                    18992
Duke Energy                    COM              26441C105      397    24327 SH       SOLE                    24327
Exxon Mobil Corp.              COM              30231G102     1272    18985 SH       SOLE                    18985
France Telecom                 COM              35177Q105      265    11040 SH       SOLE                    11040
General Dynamics               COM              369550108      240     3110 SH       SOLE                     3110
General Electric               COM              369604103      324    17775 SH       SOLE                    17775
Genuine Parts Co.              COM              372460105      362     8560 SH       SOLE                     8560
Gruma S.A.B. de C.V.           COM              400131306      195    21780 SH       SOLE                    21780
Heinz (H.J.)                   COM              423074103      439     9620 SH       SOLE                     9620
Herley Industries              COM              427398102      161    10970 SH       SOLE                    10970
Hewlett-Packard Co.            COM              428236103      471     8856 SH       SOLE                     8856
Home Depot Inc.                COM              437076102      447    13823 SH       SOLE                    13823
Int'l Business Machines        COM              459200101      282     2201 SH       SOLE                     2201
Intel Corp.                    COM              458140100      395    17735 SH       SOLE                    17735
Johnson & Johnson              COM              478160104      935    14335 SH       SOLE                    14335
Kraft Foods                    COM              50075N104      335    11089 SH       SOLE                    11089
Manitowoc Co.                  COM              563571108      327    25145 SH       SOLE                    25145
Marsh & McLennan               COM              571748102      342    14025 SH       SOLE                    14025
Medtronic Inc.                 COM              585055106      220     4880 SH       SOLE                     4880
Merck & Co. Inc.               COM              58933Y105      218     5828 SH       SOLE                     5828
Microsoft Corp.                COM              594918104      848    28943 SH       SOLE                    28943
NY Cmnty Bancorp               COM              649445103      373    22530 SH       SOLE                    22530
NYSE Euronext                  COM                             382    12900 SH       SOLE                    12900
Nabors Industries              COM              G6359F103      204    10373 SH       SOLE                    10373
Natl. Penn Bancshares          COM              637138108      106    15420 SH       SOLE                    15420
PepsiCo Inc.                   COM              713448108      716    10824 SH       SOLE                    10824
Pfizer Inc.                    COM              717081103      775    45209 SH       SOLE                    45209
Philip Morris Intl.            COM              718172109      630    12075 SH       SOLE                    12075
Procter & Gamble               COM              742718109      828    13086 SH       SOLE                    13086
QUALCOMM Inc.                  COM              747525103      396     9446 SH       SOLE                     9446
Royal Dutch Shell 'A'          COM              780259206      217     3750 SH       SOLE                     3750
Schlumberger Ltd.              COM              806857108      355     5596 SH       SOLE                     5596
Spectra Energy                 COM              847560109      387    17167 SH       SOLE                    17167
Target Corp.                   COM              87612E106      325     6180 SH       SOLE                     6180
TechTeam Global                COM              878311109       91    13475 SH       SOLE                    13475
Teva Pharmaceutical            COM              881624209      349     5525 SH       SOLE                     5525
Time Warner Inc.               COM              887317303      206     6575 SH       SOLE                     6575
United Technologies            COM              913017109      652     8857 SH       SOLE                     8857
Verizon Communications         COM              92343V104      283     9135 SH       SOLE                     9135
Wal-Mart Stores                COM              931142103      406     7295 SH       SOLE                     7295
Wells Fargo & Co.              COM              949746101      479    15403 SH       SOLE                    15403
iShr MSCI EAFE                 COM              464287465      259     4625 SH       SOLE                     4625
iShr MSCI Emerging Mkts        COM              464287234      357     8485 SH       SOLE                     8485
iShr MSCI Pacific Ex Japan     COM              464286665      276     6415 SH       SOLE                     6415